BANK LOANS - Short-term bank loans - Narrative (Details)									1 Months Ended		12 Months Ended
	Jun. 18, 2025 CNY (¥)	Jun. 18, 2025 USD ($)	Jun. 06, 2025 CNY (¥)	Jun. 06, 2025 USD ($)	Jun. 25, 2024 CNY (¥)	Jun. 25, 2024 USD ($)	Jun. 18, 2024 CNY (¥)	Jun. 11, 2024 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 06, 2025 USD ($)	Jun. 03, 2025	Jun. 25, 2024 USD ($)	Jun. 18, 2024 USD ($)	Jun. 11, 2024 USD ($)	Aug. 31, 2022 USD ($)
BANK LOANS
Proceeds from debt											¥ 10,476,000	$ 1,462,393	¥ 11,581,000	¥ 13,491,481
Repayments of debt											11,319,623	1,580,158	11,632,755	11,040,000
Interest expense on bank loan											¥ 343,159	$ 47,903	¥ 332,881	¥ 416,481
Bank of Kunlun
BANK LOANS
Face amount of debt									¥ 2,900,000											$ 397,298
Term of debt									18 months	18 months
Interest rate (as a percent)									6.00%											6.00%
Repayments of debt									¥ 1,000,000	$ 136,999
Collateral value of debt									¥ 6,500,000											$ 1,000,000
Industry and Commercial Bank of China ("ICBC") | Revolving loan facility
BANK LOANS
Term of debt					1 year	1 year
Interest rate (as a percent)					2.80%												2.80%
Proceeds from debt			¥ 10,000,000	$ 1,395,946	¥ 10,000,000	$ 1,395,946
Repayments of debt			10,000,000	$ 1,395,946
Collateral value of debt			¥ 17,000,000												$ 2,300,000
Maximum borrowing capacity					¥ 10,000,000												$ 1,395,946
China Construction Bank | Revolving loan facility
BANK LOANS
Face amount of debt								¥ 1,105,000											$ 154,252
Term of debt								12 months
Interest rate (as a percent)																3.95%
Industry and Commercial Bank of China ("ICBC") | Revolving loan facility
BANK LOANS
Term of debt	360 days	360 days	1 year	1 year			12 months
Interest rate (as a percent)	3.20%	3.20%
Proceeds from debt	¥ 476,000	$ 66,447
Maximum borrowing capacity							¥ 476,000											$ 66,447